INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (2,910)	$ (2,621)
Effect of IFRS 16 adoption (see note 2)	9
(Expense) recovery in net income	(443)	(275)
(Expense) recovery in other comprehensive income	(93)	(14)
Deferred tax assets (liabilities), end of period	(3,437)	(2,910)
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,145)	(1,060)
Effect of IFRS 16 adoption (see note 2)	0
(Expense) recovery in net income	(221)	(85)
(Expense) recovery in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(1,366)	(1,145)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,192)	(1,075)
Effect of IFRS 16 adoption (see note 2)	0
(Expense) recovery in net income	(126)	(117)
(Expense) recovery in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(1,318)	(1,192)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(66)	(126)
Effect of IFRS 16 adoption (see note 2)	0
(Expense) recovery in net income	2	(3)
(Expense) recovery in other comprehensive income	(104)	63
Deferred tax assets (liabilities), end of period	(168)	(66)
Non-capital loss carryforwards
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	29	18
Effect of IFRS 16 adoption (see note 2)	0
(Expense) recovery in net income	(17)	11
(Expense) recovery in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	12	29
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(515)	(418)
Effect of IFRS 16 adoption (see note 2)	0
(Expense) recovery in net income	(55)	(97)
(Expense) recovery in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(570)	(515)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(21)	40
Effect of IFRS 16 adoption (see note 2)	9
(Expense) recovery in net income	(26)	16
(Expense) recovery in other comprehensive income	11	(77)
Deferred tax assets (liabilities), end of period	$ (27)	$ (21)